Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

18.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2013	12/31/2012	12/31/2011
Unrealized (losses) gains on available for sale securities	$(751)	$800	$823
Unrecognized expense for defined benefit pension	(908)	(2,219)	(3,079)
Accumulated other comprehensive loss	$(1,659)	$(1,419)	$(2,256)